Jan. 26, 2021
FPA Crescent Fund
FPA Crescent Fund

FPA Funds Trust

FPA Crescent Fund

Institutional Class (FPACX)

Supplement dated January 26, 2021 to the

Prospectus dated April 30, 2020, as supplemented

This Supplement amends information in the Prospectus for the Institutional Class of the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2020, as supplemented.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the following changes to the Prospectus are made:

On page 2 of the Prospectus, the second footnote to the fee table is replaced in its entirety with the following:

First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through September 4, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

PLEASE RETAIN FOR FUTURE REFERENCE.